ACQUISITION OF WATERFILLZ (Detail Textuals) - WATERFILLZ			1 Months Ended
	Oct. 03, 2014 USD ($)	Oct. 03, 2014 CAD	Apr. 30, 2015 USD ($)	Jun. 25, 2014 USD ($)	Jun. 25, 2014 CAD	Apr. 30, 2015 CAD
Business Acquisition [Line Items]
Payments for Advance to Affiliate	$ 42,034	CAD 53,309		$ 47,310	CAD 60,000
Rate of interest on loans advances	12.00%	12.00%		12.00%	12.00%
Purchase price			$ 112,990			CAD 142,000
Acquired intangible assets			$ 107,420
Acquired intangible assets useful life			10 years
Registered trademarks
Business Acquisition [Line Items]
Acquired intangible assets			$ 78,214
Patents
Business Acquisition [Line Items]
Acquired intangible assets			21,818
Intellectual property
Business Acquisition [Line Items]
Acquired intangible assets			$ 7,388